Related Party Transactions and Balances - Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
Mar. 31, 2026
Lui Oi Kheng [Member]
Schedule of Major Related Parties and their Relationships [Line Items]
Relationship with the Company	Shareholder
Rena Ho [Member]
Schedule of Major Related Parties and their Relationships [Line Items]
Relationship with the Company	Shareholder, Director, CEO
Nellie Ho [Member]
Schedule of Major Related Parties and their Relationships [Line Items]
Relationship with the Company	Shareholder, Director, Deputy CEO
Rosie Lee [Member]
Schedule of Major Related Parties and their Relationships [Line Items]
Relationship with the Company	Shareholder, Director, COO